Interest in Other Entities - Schedule of Financial Information of Material Subsidiaries (Details) - Gix internet [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 [1]	Dec. 31, 2022 [2]
Schedule of Financial Information of Material Subsidiaries [Line Items]
Revenues	$ 26,941	$ 79,613	$ 83,532
Net income (loss) for the period	(10,019)	(4,971)	414
Total comprehensive income (loss) for the period	(116)	(4,791)	913
Cash flows used in operating activities	1,302	678	4,232
Cash flows used in investing activities	119	19	13
Cash flows from (used in) financing activities	(2,662)	(3,113)	(3,309)
Net increase (decrease) in cash and cash equivalents	$ (1,241)	$ (2,416)	$ 809

[1]	Translated according to the average exchange rates for each period.
[2]	Gix Internet was consolidated as of February 28, 2022. For additional information see note 4F.